Loss on Dissolution of a Foreign Subsidiary (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009
Loss on dissolution of a foreign subsidiary (Textual) [Abstract]
Loss on dissolution of a foreign subsidiary	$ 21,923	$ 21,923
Current and non-current asset write-downs	11,637
Severance expense	$ 5,161
Impact of expense on dissolution on basic and diluted net income per common share	$ 0.05